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                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  69                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  70                                                      [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300


                                         Send  Copies  of  Communications  to:
MS.  ELIZABETH  A.  DAVIN,  ESQ.         MR.  DUANE  LASSITER,  ESQ.
NATIONWIDE  PLAZA                        STRADLEY  RONON  STEVENS AND YOUNG LLP
COLUMBUS,  OHIO  43215                   COMMERCE  SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It  is  proposed that this filing will become effective: (check appropriate box)

[ X  ]  immediately  upon  filing  pursuant  to  paragraph  (b)

[    ]  on  _____,  2003  pursuant  to  paragraph  (b)

[    ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

[    ]  on  ____________,  2003  pursuant  to  paragraph  (a)(1)

[    ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

[    ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

[    ]  This  post-effective  amendment  designated  a  new effective date for a previously  filed  post-effective  amendment.

                                Explanatory Note

This Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A is being filed under Rule 485(b) and includes only certain exhibits and updated Part C.

                                     PART A


The following prospectuses have been filed with Post-Effective Amendment No. 62 on April 28, 2003 and are incorporated herein by reference:

     Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund, Turner GVIT Growth Focus Fund and Van Kampen GVIT Multi Sector Bond Fund dated April 28, 2003.

     Dreyfus  GVIT  Mid  Cap  Index  Fund  (Class  II)  dated  April  28,  2003.

     Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund dated April 28, 2003.

     Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated April 28, 2003.

     Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated April 28, 2003.

     Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund dated April 28, 2003.

     Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund and Gartmore GVIT Mid Cap Growth Fund dated April 28, 2003.

     Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund dated April 28, 2003.

     Gartmore  GVIT  Money  Market  Fund  II  dated  April  28,  2003.

     GVIT Small Cap Value Fund, GVIT Small Company Fund and GVIT Small Cap Growth Fund dated April 28, 2003.

     Nationwide  GVIT  Strategic  Value  Fund  dated  April  28,  2003.

The following prospectus has been filed with Post-Effective Amendment No. 63 on June 23, 2003 and is incorporated herein by reference:

     Gartmore  GVIT  Developing  Markets  Fund  dated  June  23,  2003.

The following prospectus supplement has been filed with Post-Effective Amendment No. 68 on October 1, 2003 and is incorporated herein by reference:

     GVIT  Small Cap Value Fund dated April 28, 2003 (as supplemented October 1,
     2003).

                                     PART B

Part B has been filed with Post-Effective Amendment No. 68 on October 1, 2003 and is incorporated herein by reference.


                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated March 13, 2003, of the Registrant previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(c)  Article  VI  of  the  Amended  Declaration  of Trust and Article III of the
     Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

(d) (1) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Investment  Advisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (d) Amended Exhibit A dated April 28, 2003 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(d)(1)(d).

     (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance
          Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated April 28, 2003 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT (now known as Gartmore Global Asset Management Trust) filed with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on July 17, 2003 and herein incorporated by reference.

     (3)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

          (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(4)  Subadvisory  Agreements  for  GVIT  Small  Cap  Growth  Fund.

     (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth
          Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(5)  Subadvisory  Agreements  for  the  other  subadvised  funds.

     (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (renamed Strong GVIT Mid Cap Growth Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amendment dated September 1, 1999 to the Subadvisory Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (b) Subadvisory Agreement dated August 9, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value
          Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value Fund) and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value
          Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (f) Subadvisory Agreement dated May 5, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund (Now known as Turner GVIT Growth Focus Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced
          Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amended and Restated Subadvisory Agreement dated October 1, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and J.P. Morgan Investment Management Inc. for the J.P. Morgan GVIT Balanced Fund and the GVIT Small Cap Value Fund filed herewith as Exhibit 23(d)(5)(g)(1).

     (h) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Assignment and Assumption Agreement dated April 28, 2003 between Morgan Stanley Investments LP and Morgan Stanley Investment Management Inc. filed herewith as Exhibit 23(d)(5)(h)(1).

     (i) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT
               Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund,
               Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Amended Exhibit A dated April 28, 2003 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund Gartmore GVIT Asia Pacific Leaders Fund, and Gartmore GVIT Developing Markets Fund filed with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on July 17, 2003 and herein incorporated by reference.

     (j) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (k) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (l) Subadvisory Agreement dated April 28, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund filed herewith as Exhibit 23(d)(5)(l).

     (m) Subadvisory Agreement dated April 28, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Index Fund filed herewith as
          Exhibit  23(d)(5)(m).

     (n) Subadvisory Agreement dated October 31, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Neuberger Berman, LLC for the GVIT Small Cap Growth Fund and the GVIT Small Company Fund filed herewith as Exhibit 23(d)(5)(n).

(e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
     Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Amended Schedule A dated April 28, 2003 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. filed herewith as Exhibit 23(e)(3).

(f)  Not  applicable.

(g) (1) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Exhibit A to Custody Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Fifth Third Bank previously filed with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

     (2) Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.

(h) (1) Fund Administration Agreement dated November 1, 1997 between Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Fund  Administration
               Agreement among Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Amended Exhibit A dated April 28, 2003 to the Fund Administration Agreement filed herewith as Exhibit 23(h)(1)(d).

     (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
               Heritage  Financial  Services,  Inc.  (now  known  as  Nationwide
               Investor Services, Inc.) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Amended Exhibit A dated April 28, 2003 to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services filed herewith as
               Exhibit  23(h)(2)(e).

     (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (c) Amended Exhibit A dated April 28, 2003 to the Administrative Services Plan filed herewith as Exhibit 23(h)(3)(c).

     (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A to Expense Limitation Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(h)(4)(c).

          (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A to Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(h)(4)(d)(1).

          (e) Amended and Restated Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(h)(4)(e).

          (f) Amended and Restated Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(h)(4)(f).

     (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(h)(5)(c).

          (d) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(h)(5)(d).

          (e) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust filed herewith as Exhibit 23(h)(5)(e).

     (6) Form of Capital Protection Agreement for the Gartmore GVIT Principal Protected Fund previously filed previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003 and herein incorporated by reference.

     (7) Service Agreement effective November 1, 2001 between Gartmore SA Capital Trust and BISYS Fund Services Ohio, Inc. previously filed with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A on September 29, 2003 and herein incorporated by reference.

(i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

(j) (1) Consent of PricewaterhouseCoopers LLP ("PwC") previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.
..
     (2) Consent of PwC, independent accountants for American International Group, Inc. ("AIG"), (in connection with PwC's report dated April 1, 2002, relating to the financial statements of AIG which: (i) appear in AIG's Annual Report on Form 10-K for the year ended December 31, 2001 and (ii) are incorporated by reference into the Statement of
          Additional Information for the Trust), dated February 14, 2003 previously filed previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003 and herein incorporated by reference.

(k)  Not  applicable.

(l)  Not  applicable.

(m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 51to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Distribution Plan under Rule 12b-1 effective March 13, 2003 filed herewith as Exhibit 23(m)(2).

(n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Rule 18f-3 Plan effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Rule 18f-3 Plan effective April 28, 2003 filed herewith as Exhibit 23(n)(2).

(p) (1) (a) Code of Ethics dated March 23, 2000 for Nationwide Family of Funds previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

          (b) Code of Ethics amended September 18, 2003 for Gartmore Variable Insurance Trust and Gartmore Mutual Funds filed herewith as
               Exhibit  23(p)(1)(b).

     (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

     (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated July 10, 2003 filed herewith as Exhibit 23(p)(9).

     (10) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 5, 2001, previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on June 7, 2001, and herein incorporated by reference.

     (11) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000, previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (12) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001, previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

(q) Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Mark L. Lipson, Arden L. Shisler, David C. Wetmore and dated March 13, 2003, previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003, and herein incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
--------------------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
----------------------------------
Nationwide  Investment  Services  Corp

Director  and  Vice  Chairman
--------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
--------
Leben  Direkt  Insurance  Company

Donna  A.  James,  Director  and  Executive  Vice  President
-----------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President
Chief  Administrative  Officer
----------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
---------------------
Nationwide  Securities,  Inc.

Michael C. Keller, Director, Executive  Vice  President  - Chief Information
Officer
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
--------------------------------------
Gartmore  Global  Investments,  Inc.

Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
-----------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
--------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Rosholt,  Executive  Vice  President  -  Chief  Financial  Officer
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------
Gartmore  Global  Investments,  Inc.

Director
--------
NGH  Luxembourg,  S.A.

Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
----------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
--------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Carol  L.  Dove,  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Michael  D.  Maier,  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

John  F.  Delaloye,  Assistant  Secretary
-------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Gerald  J.  Holland,  Senior  Vice  President  and  Chief Administrative Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Treasurer  and  Chief  Financial  Officer
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.
Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale,  Senior  Vice  President  Product  Development
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Michael  A.  Krulikowski,  Vice  President  and  Chief  Compliance  Officer
--------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital,  LLC

Daniel  J.  Murphy,  Assistant  Treasurer
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Eric  E.  Miller,  Senior  Vice  President  -  Chief  Legal  Counsel
----------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Mary E. Kennedy, Executive Vice President, Chief Financial Officer - Gartmore Group
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
NorthPointe  Capital
Gartmore  Morley  Financial  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  Pennsylvania  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084


Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Rd.  ,  Suite  400
Lake  Oswego,  Oregon  97035


(b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

                     Directors of NC
-----------------------------------------------------------
Lewis J. Alphin                         Fred C. Finney
James B. Bachmann .                     W. G. Jurgensen
A. I. Bell                              David O. Miller
Timothy J. Corcoran                     Lydia M. Marshall
Yvonne M. Curl                          Ralph M. Paige
Kenneth D. Davis                        James F. Patterson
Keith W. Eckel                          Arden L. Shisler
Willard J. Engel                        Robert L. Stewart

                                Officers of GGAMT
-----------------------------------------------------------------------------

President and Chief Executive Officer                    Paul J. Hondros
Vice President and Treasurer                            Thomas M. Sipp
Associate Vice President and Secretary                  Thomas E. Barnes
Senior Vice President, Chief Counsel                    Eric E. Miller
Assistant Secretary                                     John F. Delaloye
Assistant Treasurer                                     Carol L. Dove
Assistant Treasurer                                     Michael D. Maier
Executive Vice President, Global CIO - Equities .       Young D. Chin
Senior Vice President                                   Gerald J. Holland
Senior Vice President                                   Mary Lou Vitale
Vice President                                          Christopher P. Donigan
Vice President and Chief Compliance Officer . . .       Michael A. Krulikowski
Assistant Treasurer                                     Daniel J. Murphy
Vice President                                          Richard F. Fonash
Executive Vice President, Chief Financial Officer
- Gartmore Group. . . . . . . . . . . . . . . . .      Mary E. Kennedy
Senior Vice President - Distribution. . . . . . .      Wilson Santos


(c)  Information  for  the  Subadvisers

     (1)  The  Dreyfus  Corporation

          The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund, the Dreyfus GVIT International Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

     (2)  Neuberger  Berman,  LLC

          Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

     (3)  Strong  Capital  Management,  Inc.

          Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Nationwide GVIT Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

     (4)  SSgA  Fund  Management,  Inc.

          SSgA Fund Management, Inc. ("SSgA") acts as subadviser to the GVIT Equity 500 Index Fund and as investment adviser or subadviser to a number of other registered investment companies. The list required by
          Item 26 of Officers and directors of SSgA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by SSgA (SEC File No. 801-60103).

     (5) Federated Investment Counseling, acts as subadviser to the Federated GVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The subadvisor serves as investment adviser to a number of investment companies and private accounts. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (6) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, act as subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

          To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

     (7) Morgan Stanley Investments LP act as subadviser to the Van Kampen GVIT Multi Sector Bond Fund (formerly MAS GVIT Multi Sector Bond Fund). The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (8) Turner Investment Partners, Inc. ("Turner") acts as subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (9) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT International Growth Fund, the Gartmore GVIT Global Leaders Fund, the Gartmore GVIT Global Small Companies, the Gartmore GVIT European Leaders Fund, the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia Pacific Leaders Fund, the Gartmore GVIT Global Financial Services Fund, the Gartmore GVIT Global Utilities Fund, the GVIT Small Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (10) Waddell & Reed Investment Management Company ("WRIMCO") acts as subadviser to the GVIT Small Cap Growth Fund and the GVIT Small
          Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

     (12) Van Kampen Asset Management, Inc. ("VKAM") acts as subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

ITEM  27.  PRINCIPAL  UNDERWRITERS

     (a)  Gartmore  Mutual  Funds

     (b)  Gartmore  Distribution  Services,  Inc.



                                                                             TITLE WITH
NAME:                         ADDRESS:               TITLE WITH GDSI:        REGISTRANT:
--------------------------------------------------------------------------------
                              1200 River Road  President and Chief
Paul J. Hondros. . . .  Conshohocken PA 19428  Executive Officer             Chairman
                              1200 River Road  Executive Vice President -
Young D. Chin. . . . .  Conshohocken PA 19428  Global CIO - Equities         n/a
                              1200 River Road  Senior Vice President and
Gerald J. Holland. . .  Conshohocken PA 19428  Chief Administrative Officer  Treasurer
                              1200 River Road  Senior Vice President -
Donald J. Pepin, Jr. .  Conshohocken PA 19428  Sales                         n/a
                              1200 River Road  Senior Vice President -       Assistant
Mary Lou Vitale. . . .  Conshohocken PA 19428  Product Development           Treasurer
                              1200 River Road  Senior Vice President -
Eric E. Miller . . . .  Conshohocken PA 19428  Chief Counsel                 Secretary
                              1200 River Road  Vice President -
Christopher P. Donigan  Conshohocken PA 19428  Human Resources               n/a
                              1200 River Road  Vice President and
Thomas M. Sipp . . . .  Conshohocken PA 19428  Treasurer                     n/a
                              1200 River Road  Associate Vice President
Glenn W. Soden . . . .  Conshohocken PA 19428  and Secretary                 n/a
                              1200 River Road
John F. Delaloye . . .  Conshohocken PA 19428  Assistant Secretary           n/a
                        One Nationwide Plaza
Carol L. Dove. . . . .  Columbus, OH 43215     Assistant Treasurer           n/a
                        One Nationwide Plaza
Michael D. Maier . . .  Columbus, OH 43215     Assistant Treasurer           n/a
                        One Nationwide Plaza
Daniel J. Murphy . . .  Columbus, OH 43215     Assistant Treasurer           n/a
                              1200 River Road  Vice President and            Assistant
Michael A. Krulikowski  Conshohocken PA 19428  Chief Compliance Officer      Secretary
                              1200 River Road
Steven P. Sorenson . .  Conshohocken PA 19428  Senior Vice President         n/a
                              1200 River Road
Richard F. Fonash. . .  Conshohocken PA 19428  Vice President                n/a
                              1200 River Road
Anthony R. Costa . . .  Conshohocken PA 19428  Vice President                n/a
                        One Nationwide Plaza   Vice President and            n/a
Thomas E. Barnes . . .  Columbus, OH 43215     Assistant Secretary
                                               Executive Vice President -
                              1200 River Road  Chief Financial Officer -
Mary E. Kennedy. . . .  Conshohocken PA 19428  Gartmore Group                n/a

     (c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

          BISYS
          3435  Stelzer  Road
          Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

          Not  applicable.

ITEM  30.  UNDERTAKINGS

          Not  applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 69, 70 respectively, to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this eighteenth day of December, 2003.

                              GARTMORE  VARIABLE  INSURANCE  TRUST
                         By:  ELIZABETH  A.  DAVIN  _
                              Elizabeth  A.  Davin,  Assistant  Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 69 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE EIGHTEENTH DAY OF DECEMBER, 2003.


Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
Barbara  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee

*BY:
       /s/  ELIZABETH  A.  DAVIN
            Elizabeth  A.  Davin,  Attorney-In  Fact

--------------------------------------------------------------------------------
                                  EXHIBIT LIST
EXHIBIT. . . .  ITEM
--------------------------------------------------------------------------------

23(d)(1)(d). .  Amended Exhibit A to Investment Advisory Agreement

23(d)(5)(g)(1)  Amended and Restated Subadvisory Agreement

23(d)(5)(h)(1)  Assignment and Assumption Agreement

23(d)(5)(l). .  Subadvisory Agreement

23(d)(5)(m). .  Subadvisory Agreement

23(d)(5)(n)     Subadvisory Agreement

23(e)(3) . . .  Amended Schedule A to Underwriting Agreement

23(h)(1)(d). .  Amended Exhibit A to Fund Administration Agreement

23(h)(2)(e). .  Amended Exhibit A to Transfer and Dividend Disbursing
                Agent Agreement

23(h)(3)(c). .  Amended Exhibit A to Administrative Services Plan

23(h)(4)(c)     Amended  Exhibit  A  to  Expense  Limitation  Agreement

23(h)(4)(d)(1)  Amended  Exhibit  A  to  Expense  Limitation  Agreement

23(h)(4)(e)     Amended  and  Restated  Expense  Limitation  Agreement

23(h)(4)(f)     Amended  and  Restated  Expense  Limitation  Agreement

23(h)(5)(c)     Expense  Limitation  Agreement

23(h)(5)(d)     Expense  Limitation  Agreement

23(h)(5)(e)     Expense  Limitation  Agreement

23(m)(2) . . .  Distribution Plan

23(n)(2) . . .  Rule 18f-3 Plan

23(p)(1)(b)     Code of Ethics

23(p)(9)        Code of Ethics

--------------------------------------------------------------------------------